INCOME TAX	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAX
Note 7 - Income Tax

6.  INCOME TAX

The Company mainly operates in Hong Kong that is subject to taxes in the governing jurisdictions in which it operates. The effective tax rate in the period presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate, as follows:

United States of America

NNAX is registered in the State of Nevada and is subject to US federal corporate income tax. The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in July 2020.

As of March 31, 2022, the operations in the United States of America incurred $4,675,626 of cumulative net operating losses which can be carried forward to offset future taxable income. The Tax Reform Act also changed the rules on net operating loss carry forwards. The 20-year limitation was eliminated, giving the taxpayer the ability to carry forward losses indefinitely. However, net operating loss carry forward arising after January 1, 2020, will now be limited to 80 percent of taxable income. The Company has provided for a full valuation allowance against the deferred tax assets of $981,882 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

BVI

NHCL is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

NMAPL is registered in Republic of Singapore and is subject to the Singapore corporate income tax at a standard income tax rate of 17% on the assessable income arising in Singapore during its tax year. No assessable income was generated in Singapore during the three months ended March 31, 2022 and there was no provision for income tax.

As of March 31, 2022, the operation in Singapore incurred $2,585 of cumulative net operating losses which can be carried forward to offset future taxable income with no expiry. The Company has provided for a full valuation allowance against the deferred tax assets of $388 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Hong Kong

GL. BBL and JL are operating in Hong Kong and are subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the three months ended March 31, 2022 and 2021 are as follows:

	Three months ended March 31,
	2022	2021

Loss before income taxes	$(4,380)	$(17,805)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(723)	(2,938)
Tax adjustments	723	2,938
Income tax expense	$-	$-

As of March 31, 2022, the operation in Hong Kong incurred $212,045 of cumulative net operating losses which can be carried forward to offset future taxable income with no expiry. The Company has provided for a full valuation allowance against the deferred tax assets of $34,987 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards
- United States	$981,882	$978,905
- Hong Kong	34,987	34,270
- Singapore	388	231
	1,017,257	1,013,406
Less: valuation allowance	(1,017,257)	(1,013,406)
Deferred tax assets, net	$-	$-

7. INCOME TAX

Income (loss) before income taxes within or outside the United States are shown below:

	Years ended December 31,
	2021	2020

Domestic	$(211,004)	$(4,139,578)
Foreign	(76,759)	(9,369)
Total	$(287,763)	$(4,148,947)

The provision (benefit) for income taxes as shown in the accompanying consolidated statements of income consists of the following:

Years ended December 31,
	2021	2020

Current:		$
Domestic	-	-
Foreign	-	-

Deferred:
Domestic	-	-
Foreign	-	-
Provision for income taxes	$-	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company operates in various countries: United States of America and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

NNAX is registered in the State of Nevada and is subject to US federal corporate income tax. The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in July 2020.

As of December 31, 2021, the operations in the United States of America incurred $4,661,451 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2041, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $978,905 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

ASC 740, Accounting for Income Taxes, which requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. Such assessment is required on a jurisdiction by jurisdiction basis. The Company’s history of cumulative losses, along with expected future U.S. losses required that a full valuation allowance be recorded against all net deferred tax assets. The Company intends to maintain a full valuation allowance on net deferred tax assets until sufficient positive evidence exists to support reversal of the valuation allowance.

BVI

Under the current BVI law, the Company is not subject to tax on income.

Singapore

The Company’s operating subsidiary is registered in Republic of Singapore and is subject to the Singapore corporate income tax at a standard income tax rate of 17% on the assessable income arising in Singapore during its tax year. No assessable income was generated in Singapore during the year ended December 31, 2021 and 2020, and there was no provision for income tax.

Hong Kong

The Company’s subsidiaries operating in Hong Kong are subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the years ended December 31, 2021 and 2020 is as follows:

	Years ended December 31,
	2021	2020

Loss before income taxes	$(73,353)	$(5,687)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(12,103)	(938)
Tax effect of non-taxable items	(1,059)	(3,936)
Net operating loss	13,162	4,874
Income tax expense	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards
- United States	$978,905	$1,034,188
- Hong Kong	34,270	21,108
- Singapore	231	82
	1,013,406	1,055,378
Less: valuation allowance	(1,013,406)	(1,055,378)
Deferred tax assets, net	$-	$-